Employee benefits - Movements in the present value of defined benefit obligations (PBO) (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Employee benefits
Benefits paid by the plan			$ (16,772)
Actuarial losses recognized in other comprehensive income	$ 1,581		(30,136)
Present value of defined benefit obligation [member]
Disclosure of Employee benefits
PBO as at January 1	636,202	$ 500,072	462,986
Benefits paid by the plan	(78,149)	(54,932)	(38,393)
Service cost	38,987	30,108	28,084
Interest cost	53,343	50,421	41,410
Actuarial losses recognized in other comprehensive income	105,562	110,533	494
Past service cost - plan amendments	0	0	5,491
PBO as at December 31	$ 755,945	$ 636,202	$ 500,072